SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

(a)
During the period from January 1, 2026 through March
6
, 2026, 700,585 ADSs, equivalent to 2,101,755 ordinary shares were repurchased under the 2024 Share Repurchase Program for an aggregate consideration of $3,815.

(b)
During the period from
January 1, 2026
through March 6
, 2026, the Company repaid a total outstanding principal amount of HK$467,000 (equivalent to $59,756) along with accrued interest under the MN1 2020 Revolving Facilities.